Senior Unsecured Bonds - Breakdown (Details) - Unsecured Bonds - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Less deferred financing costs	$ (1,817)	$ (1,554)
Total	138,183	98,446
October 2024 Bonds
Debt Instrument [Line Items]
Bond cost	100,000	100,000
Total	140,000
March 2025 Bond
Debt Instrument [Line Items]
Bond cost	$ 40,000	$ 0